Organization and Nature of Operations (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of operating subsidiaries
Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities

Happiness (Nanping) Biotech Co., Ltd. (“Nanping Happiness”)	June 1, 2018	PRC	US$ 36,100,000		Investment
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”)	November 19, 2004	PRC	RMB 100,000,000	100% by Nanping Happiness	Research, development, production and selling of nutraceutical and dietary supplements
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd.	April 15, 2020	PRC	RMB 10,000,000	51% by Fujian Happiness	Selling of medical equipment
Shunchang Happiness comes Health Products Co., Ltd.	May 19, 1998	PRC	RMB 2,000,000	100% by Fujian Happiness	Research, development, production and selling of edible fungi
Fujian Shennongjiagu Development Co., Ltd.(“Shennong”)	December 10, 2012	PRC	RMB 51,110,000	70% by Fujian Happiness	Advertising service, online sales, food sales, data service, information consulting service
Fuzhou Hekangyuan Trading Co., Ltd. (“Hekangyuan”)	October 13, 2017	PRC	RMB 10,000,000	100% by Fujian Happiness	Advertising service, online sales, food sales, commodity sales, information consulting service
Fuzhou Happiness Enterprise Management Consulting Co., Ltd.	December 15, 2020	PRC	RMB 1,000,000	100% by Nanping Happiness	Management and consulting service
Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”)	July 16, 2020	PRC	RMB 30,000,000	100% by Nanping Happiness	Advertising service, online sales
Fujian Happy Studio Network Technology Co. LTD	August 10, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service
Hangzhou C’est la vie Interactive Technology Co., Ltd. (“Hangzhou C’est la vie”)	August 26, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Online sales
Fujian Lever Media Co., Ltd. (“Fujian Lever”)	March 1, 2021	PRC	RMB 10,000,000	51% by Hangzhou C’est la vie	Online sales
Shunchang Baolong Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 100,000	100% by Fujian Lever	Online sales
Shunchang Shihong Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 100,000	100% by Fujian Lever	Online sales
Happiness Youdao (Hangzhou) Electronic Commerce Co., Ltd.	August 21, 2017	PRC	RMB 10,000,000	70% by Hangzhou C’est la vie	Online sales
Putian City Hanjiang District Luochen Network Technology Co., Ltd. (“Putian Luochen”)	February 8, 2021	PRC	RMB 100,000	100% by Hangzhou C’est la vie	Online sales
Putian City Hanjiang District Qiyao Trading Co., Ltd.	February 9, 2021	PRC	RMB 100,000	100% by Putian Luochen	Online sales

Putian City Hanjiang District Zhiran Trading Co., Ltd.	February 8, 2021	PRC	RMB 100,000	100% by Putian Luochen	Online sales
Fujian Seravi Electronic Commerce Co., Ltd. (“Fujian Seravi”)	November 30, 2020	PRC	RMB 10,000,000	100% by Hangzhou C’est la vie	Online sales
Shunchang Qida Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Penghong Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Fujian Daji Media Co., Ltd. (“Daji”)	February 1, 2021	PRC	RMB 10,000,000	51% by Happy Buy	Live streaming service
Happy Buy (Nanping) Automobile Sales Co., Ltd.	December 15, 2020	PRC	RMB 5,000,000	100% by Happy Buy Automobile	Automobile sales
Happy Optimal (Fujian) Network Technology Co., Ltd. (“Happy Optimal”)	December 29, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service
Shunchang Haiwushuo Brand Management Co., Ltd. (“Shunchang Haiwushuo”)	September 2, 2021	PRC	RMB 1,000,000	51% by Happy Buy	Advertising service, online sales
Shunchang Salt Sweet Network Technology Co., Ltd.	July 9, 2021	PRC	RMB 500,000	100% by Shunchang Haiwushuo	Online Sales
Haiwushuo (Hangzhou) Media Technology Co., Ltd.	October 29, 2021	PRC	RMB 1,000,000	100% by Shunchang Haiwushuo	Advertising service, online sales
Shunchang County Partners Supply Chain Management Co., Ltd.	June 11, 2021	PRC	RMB 2,000,000	51% by Hangzhou C’est la vie	Online Sales, Advertising
Shunchang Youxi e-commerce Co., Ltd.	May 18, 2021	PRC	RMB 200,000	100% by Fujian Seravi	Online Sales
Haiwushuo (Fujian) Food Co., Ltd.	March 9, 2022	PRC	RMB 10,000,000	51% by Nanping Happiness	Advertising service, online sales
Happy Unicorn (Hangzhou) Network Technology Co., Ltd. (“Happy Unicorn”)	June 1, 2021	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service, online sales, automobile sales, Internet technology service
Ganzhou Youjia New Energy Automobile Sales Co., Ltd.	May 10, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales
Happy car source (Ningbo) Automobile Service Co., Ltd.	May 14, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales
Wuhan Xingfu Youxuan Automobile Sales Co., Ltd.	May 12, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales
Taochejun (Hangzhou) New Energy Technology Co., Ltd. (“Hangzhou Taochejun”)	July 12, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Technology service, automobile sales
Zhejiang Yiche Chuxing Technology Co., Ltd.	May 26, 2020	PRC	RMB 10,000,000	100% by Hangzhou Taochejun	Technology service, automobile sales
Happy Travel Technology (Fujian) Co., Ltd.	October 27, 2020	PRC	RMB 50,000,000	100% by Fujian Taochejun	Technology service, automobile sales
Sichuan Taochejun New Energy Technology Co., Ltd.	July 13, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales.
Taochejun (Xi’an) Car Rental Co., Ltd.	August 20, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales, online sales, car rental service
Taochejun (Fuzhou) Automotive Technology Co., Ltd.	December 27, 2019	PRC	RMB 30,000,000	60% by Fujian Taochejun	Automobile sales, online sales
Fuzhou Taochejun Culture Media Co., Ltd.	July 12, 2021	PRC	RMB 1,000,000	100% by Fujian Taochejun	Advertising service, information consulting service,
Taochejun (Hainan) New Energy Technology Co., Ltd.	June 15, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	Automobile sales, online sales, car rental service
Hunan Xingfu Vehicle Source Technology Co., Ltd.	May 28, 2021	PRC	RMB 10,000,000	100% by Fujian Taochejun	NEV charging technology service, advertising service, automobile sales, automobile parts sales
Happy Automobile Service (Nanping) Co., Ltd.	December 4, 2020	PRC	RMB 30,000,000	70% by Fujian Taochejun	Automobile sales, online sales
Hangzhou Happiness Youche Automobile Partnership (Limited partnership)	December 29, 2021	PRC	RMB 3,000,000	60% by Nanping Happiness	automobile parts sales
Shunchang Bangren Electronic Commerce Co., Ltd. (a)	December 3, 2020	PRC	RMB 1,000,000	100% by Fujian Lever	Online sales

Shunchang Shenzhou Electronic Commerce Co., Ltd. (a)	December 2, 2020	PRC	RMB 1,000,000	100% by Fujian Seravi	Online sales
Shunchang Tongyuan Electronic Commerce Co., Ltd. (a)	December 2, 2020	PRC	RMB 200,000	100% by Fujian Seravi	Online sales
Shunchang Guangxiang Electronic Commerce Co., Ltd. (a)	December 2, 2020	PRC	RMB 200,000	100% by Fujian Seravi	Online sales
Shunchang Lishijin Electronic Commerce Co., Ltd. (a)	December 2, 2020	PRC	RMB 200,000	100% by Fujian Seravi	Online sales
Shunchang Wangfu Electronic Commerce Co., Ltd. (a)	December 2, 2020	PRC	RMB 100,000	100% by Fujian Seravi	Online sales
Shunchang Yibo Electronic Commerce Co., Ltd. (a)	December 1, 2020	PRC	RMB 100,000	100% by Fujian Seravi	Online sales
Shunchang Runhao Electronic Commerce Co., Ltd. (a)	December 2, 2020	PRC	RMB 200,000	100% by Fujian Seravi	Online sales
Shunchang fanyanfull Electronic Commerce Co., Ltd. (a)	May 8, 2021	PRC	RMB 200,000	100% by Fujian Seravi	Online sales
Shunchang Fanquguan Electronic Commerce Co., Ltd. (a)	April 23, 2021	PRC	RMB 200,000	100% by Fujian Seravi	Online sales
Shunchang Youqiangdiao Electronic Commerce Co., Ltd. (a)	April 16, 2021	PRC	RMB 200,000	100% by Fujian Seravi	Online sales
Shunchang Shangyoupin Electronic Commerce Co., Ltd. (a)	April 15, 2021	PRC	RMB 200,000	100% by Fujian Seravi	Online sales
Fuzhou baodeng Trading Co., Ltd (“Fuzhou Baodeng”) (b)	April 1, 2021	PRC	RMB 4,000,000	51% by Happy Unicorn	Online sales
Fuzhou Dachen e-commerce Co., Ltd (b)	April 1, 2021	PRC	RMB 1,000,000	100% by Fujian Baodeng	Online sales
Fuzhou Nanen Trading Co., Ltd (b)	April 1, 2021	PRC	RMB 1,000,000	100% by Fujian Baodeng	Online sales
Fuzhou Dechen Trading Co., Ltd (b)	April 1, 2021	PRC	RMB 1,000,000	100% by Fujian Baodeng	Online sales
Fuzhou lehuang Trading Co., Ltd (b)	June 11, 2021	PRC	RMB 1,000,000	100% by Fujian Baodeng	Online sales
Happy Doddo (Fujian) Network Technology Co. , Ltd. (“Happy Doddo”) (c)	June 28, 2021	PRC	RMB 10,000,000	51% by Happy Unicorn	Online sales
Shunchang Shenghui Electronic Commerce Co., Ltd. (c)	December 3, 2020	PRC	RMB 200,000	100% by Happy Doddo	Online sales
Shunchang Wansheng Electronic Commerce Co., Ltd. (c)	December 2, 2020	PRC	RMB 30,000	100% by Happy Doddo	Online sales
Shunchang Jiefei Electronic Commerce Co., Ltd. (c)	December 2, 2020	PRC	RMB 30,000	100% by Happy Doddo	Online sales
Shunchang Zhibo Electronic Commerce Co., Ltd. (c)	December 3, 2020	PRC	RMB 1,000,000	100% by Happy Doddo	Online sales
Shunchang Herui Electronic Commerce Co., Ltd. (c)	December 1, 2020	PRC	RMB 100,000	100% by Happy Doddo	Online sales
Shunchang Xiaocongcong Electronic Commerce Co., Ltd. (d)	December 3, 2020	PRC	RMB 1,000,000	100% by Fujian Baodeng	Online sales
Shunchang Xianghong Electronic Commerce Co., Ltd. (e)	December 2, 2020	PRC	RMB 200,000	100% by Happy Optimal	Online sales
Shunchang Happy Cat Electronic Commerce Co., Ltd. (f)	December 3, 2020	PRC	RMB 200,000	100% by Happy Optimal	Online sales
Shunchang Subobo E-commerce Co. , Ltd. (f)	July 9, 2021	PRC	RMB 500,000	100% by Happy Optimal	Online sales
Happy Feiyue (Fujian) Network Technology Co., Ltd. (“Happy Feiyue”) (g)	March 19, 2021	PRC	RMB 10,000,000	51% by Happy Unicorn	Online sales
HAPPINESS (HK) TECHNOLOGY LIMITED (g)	April 8, 2021	PRC	HK$ 10,000	100% by Happy Feiyue	Online sales

(a)	During the year ended March 31, 2022, the Company closed 12 subsidiaries to optimize the Company’s structure on online store business.
(b)	Fuzhou Baodeng and its subsidiaries were focus on the online store operation. In March 2022, the Company disposed Fuzhou Baodeng and its subsidiaries to a third party.
(c)	Happy Doddo and its subsidiaries were focus on the online store operation. In February 2022, the Company disposed Happy Doddo and its subsidiaries to a third party.
(d)	Shunchang Xiaocongcong Electronic Commerce Co., Ltd. was a company with no operation. The Company closed it in October 2021.
(e)	Shunchang Xianghong Electronic Commerce Co., Ltd. was closed in October 2021 due to the business optimization.
(f)	Shunchang Happy Cat Electronic Commerce Co., Ltd. and Shunchang Subobo E-commerce Co., Ltd. were disposed in November 2021 due to the business optimization.
(g)	Happy Feiyue and its subsidiary were focus on the online store operation. In January 2022, the Company disposed Happy Feiyue and its subsidiary to a third party.